Income tax - Deferred tax liabilities (Details) - AUD ($) $ in Millions	Oct. 01, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards		$ 1,452	$ 727
Amounts recognised directly in OCI		60
Gross deferred tax liabilities		1,512	727
Set-off of deferred tax assets and deferred tax liabilities		(1,386)	(683)
Net deferred tax liabilities		126	44	$ 18
Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards		253	230
Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards		933	128
Life insurance assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards		43	57
All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards		223	312
Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI		51
Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI		9
AASB 16 Leases
Deferred tax liabilities
Increase in deferred tax liabilities	$ 948
Parent Entity
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards		1,304	548
Amounts recognised directly in OCI		60
Gross deferred tax liabilities		1,364	548
Set-off of deferred tax assets and deferred tax liabilities		(1,364)	(548)
Net deferred tax liabilities				$ 3
Parent Entity | Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards		232	206
Parent Entity | Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards		864	129
Parent Entity | All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards		208	$ 213
Parent Entity | Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI		51
Parent Entity | Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI		$ 9
Parent Entity | AASB 16 Leases
Deferred tax liabilities
Increase in deferred tax liabilities	$ 872